Segment Information - Summary of Operating Segments Disclosures - Other Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Property, plant and equipment		$ 996	$ 1,374
Financial assets		1	30
Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	1,176	1,652	$ 1,289
Financial assets		1	31	2
Additions to non-current assets		1,177	1,683	1,291
Discontinued operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	1,176	1,652	1,324
Financial assets		1	32	2
Additions to non-current assets		1,177	1,684	1,326
Americas Materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	527	750	506
Financial assets		1	30	2
Additions to non-current assets		528	780	508
Europe materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	384	549	536
Financial assets			1
Additions to non-current assets		384	550	536
Building Products [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	265	353	247
Additions to non-current assets		$ 265	353	247
Europe Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]			35
Financial assets			1
Additions to non-current assets			$ 1	$ 35

[1]	Additions to property, plant and equipment include $14 million (2019: $96 million) relating to leased mineral reserves which fall outside the scope of IFRS 16.